JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 95.5%
Alternative Assets — 3.8%
JPMorgan Realty Income Fund Class R6 Shares (a)	10,849,703	134,970,309

Fixed Income — 9.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,243,551	52,747,345
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,536,849	110,324,272
JPMorgan Corporate Bond Fund Class R6 Shares (a)	3,225,505	34,738,684
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	987,548	7,683,122
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	927,113	7,175,854
JPMorgan High Yield Fund Class R6 Shares (a)	19,630,919	133,686,562
JPMorgan Managed Income Fund Class L Shares (a)	279,810	2,812,089

Total Fixed Income		349,167,928

International Equity — 36.7%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	19,209,548	336,935,468
JPMorgan International Advantage Fund Class R6 Shares (a)	11,116,919	205,440,657
JPMorgan International Focus Fund Class R6 Shares (a)	16,735,065	385,910,595
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	22,122,962	369,453,458

Total International Equity		1,297,740,178

U.S. Equity — 45.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	14,424,101	450,176,186
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	643,080	36,436,922
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	837,259	21,199,395
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,104,075	22,379,591
JPMorgan U.S. Equity Fund Class R6 Shares (a)	21,436,288	383,066,462
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	11,096,912	323,253,038
JPMorgan Value Advantage Fund Class R6 Shares (a)	11,729,586	359,159,932

Total U.S. Equity		1,595,671,526

TOTAL INVESTMENT COMPANIES (Cost $2,920,148,295)		3,377,549,941

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $46,715,398)	46,516,200	46,875,974

	Shares
EXCHANGE-TRADED FUNDS — 0.8%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $33,573,171)	379,737	27,322,077

SHORT-TERM INVESTMENTS — 2.7%
INVESTMENT COMPANIES — 2.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (c) (Cost $96,489,866)	96,489,866	96,489,866

Total Investments — 100.3% (Cost $3,096,926,730)		3,548,237,858
Liabilities in Excess of Other Assets — (0.3)%		(11,108,872)

Net Assets — 100.0%		3,537,128,986

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,637	12/2020	EUR	61,072,147	(2,471,067)
MSCI Emerging Markets E-Mini Index	1,136	12/2020	USD	61,815,440	(546,233)
Russell 2000 E-Mini Index	714	12/2020	USD	53,739,210	567,718
S&P 500 E-Mini Index	628	12/2020	USD	105,174,300	816,998
S&P Midcap 400 E-Mini Index	455	12/2020	USD	84,416,150	282,301
U.S. Treasury 10 Year Note	982	12/2020	USD	136,989,000	297,226

					(1,053,057)

Short Contracts
DJ US Real Estate Index	(538)	12/2020	USD	(16,855,540)	331,802
Euro-Bund	(554)	12/2020	EUR	(113,337,764)	(528,297)
FTSE 100 Index	(937)	12/2020	GBP	(70,482,033)	1,988,788

					1,792,293

					739,236

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$27,322,077	$—	$—	$27,322,077
Investment Companies	3,377,549,941	—	—	3,377,549,941
U.S. Treasury Obligations	—	46,875,974	—	46,875,974
Short-Term Investments
Investment Companies	96,489,866	—	—	96,489,866

Total Investments in Securities	$3,501,361,884	$46,875,974	$—	$3,548,237,858

Appreciation in Other Financial Instruments
Futures Contracts	$4,284,833	$—	$—	$4,284,833

Depreciation in Other Financial Instruments
Futures Contracts	$(3,545,597)	$—	$—	$(3,545,597)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF’s distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$39,127,073	$—	$12,213,416	$(2,785,179)	$3,193,599	$27,322,077	379,737	$252,425	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	52,223,876	313,245	—	—	210,224	52,747,345	4,243,551	313,245	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	134,848,460	843,153	26,664,126	874,661	422,124	110,324,272	12,536,849	843,153	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	34,256,020	228,231	—	—	254,433	34,738,684	3,225,505	228,230	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,457,851	69,381	—	—	155,890	7,683,122	987,548	69,382	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	306,776,478	—	—	—	30,158,990	336,935,468	19,209,548	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	7,025,204	59,390	—	—	91,260	7,175,854	927,113	59,391	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	397,920,752	10,940,798	16,725,608	2,947,926	55,092,318	450,176,186	14,424,101	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	83,822,641	47,173,105	—	—	2,690,816	133,686,562	19,630,919	1,348,493	—
JPMorgan International Advantage Fund Class R6 Shares (a)	192,401,606	13,431,503	9,882,031	(1,099,348)	10,588,927	205,440,657	11,116,919	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	375,389,377	—	22,452,951	1,560,501	31,413,668	385,910,595	16,735,065	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	349,654,177	8,690,163	—	—	11,109,118	369,453,458	22,122,962	—	—
JPMorgan Managed Income Fund Class L Shares (a)	2,805,655	6,436	—	—	(2)	2,812,089	279,810	6,437	—
JPMorgan Realty Income Fund Class R6 Shares (a)	125,630,072	7,622,542	—	—	1,717,695	134,970,309	10,849,703	516,323	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	34,642,728	—	—	—	1,794,194	36,436,922	643,080	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	23,339,800	—	5,543,182	2,626,177	776,600	21,199,395	837,259	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	16,853,374	5,640,164	—	—	(113,947)	22,379,591	1,104,075	72,162	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	382,232,389	1,002,514	37,356,095	5,616,025	31,571,629	383,066,462	21,436,288	1,002,514	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	112,212,873	212,139,782	227,862,789	—	—	96,489,866	96,489,866	22,291	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	325,935,410	12,672,169	44,562,589	10,165,598	19,042,450	323,253,038	11,096,912	1,731,358	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	394,603,057	—	48,517,257	(8,163,713)	21,237,845	359,159,932	11,729,586	—	—

Total	$3,399,158,873	$320,832,576	$451,780,044	$11,742,648	$221,407,831	$3,501,361,884		$6,465,404	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.